[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)



FUNDS OF
     FUNDS






SEMIANNUAL REPORT
               2000




FIRST AMERICAN
STRATEGY FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS



INVESTMENTS FOR EVERY GOAL

First American Funds offers a full range of investment strategies to help you create a personalized, diversified portfolio. With our disciplined focus on consistent, competitive performance and highly developed team approach to investment decision making, First American Funds can help build a winning strategy for any investor.


         HIGHER RISK   (o)
AND RETURN POTENTIAL    |
                        |
                       (*) EQUITY FUNDS
                        |
                        |
                       (*) FUNDS OF FUNDS
                        |
                        |    STRATEGY AGGRESSIVE GROWTH
                        |    STRATEGY GROWTH
                        |    STRATEGY GROWTH AND INCOME
                        |    STRATEGY INCOME
                        |
                       (*) BOND FUNDS
                        |
                        |
                       (*) TAX FREE BOND FUNDS
                        |
                        |
                       (*) MONEY MARKET FUNDS
                        |
                        |
          LOWER RISK   (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                                                     1
--------------------------------------------------------------------------------
Statements of Net Assets                                                    2
--------------------------------------------------------------------------------
Statements of Operations                                                    4
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         6
--------------------------------------------------------------------------------
Financial Highlights                                                        8
--------------------------------------------------------------------------------
Notes to Financial Statements                                              10
--------------------------------------------------------------------------------
Notice to Shareholders                                                     13
--------------------------------------------------------------------------------
Tribute to David T. Bennett                                                14
--------------------------------------------------------------------------------


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MARCH 31, 2000



     DEAR SHAREHOLDERS:

     On behalf of the board of directors of First American Funds, thank you for the opportunity to manage your mutual fund investments. If you are a new investor, we welcome you to the First American family of funds. If you are a long-term investor, we are again proud to meet your ongoing investment needs.

     Whether you're new to investing or an experienced investor, the past six months have been a period of rapidly changing markets and hand wringing. The Dow Jones Industrial Average (the "Dow") moved steadily upward during the fourth quarter of 1999, only to surrender its gains early in the first quarter of this year due to concerns over rising interest rates. The Dow regained momentum late in the first quarter after investors looked past rate hikes to another period of strong corporate profits. During the same period, the Nasdaq reached record heights only to suffer a dramatic correction.

     Asset allocation is the hallmark of the Strategy Funds. Over the past six months, investors have witnessed the importance of asset allocation within shifting markets. For example, the Strategy Funds capitalized on the resurgence of mid- and small-cap stocks. With dramatic fluctuations becoming commonplace, asset allocation combined with a disciplined investment approach can help investors earn more balanced returns.

     Within this report, you'll find financial statements on the First American Strategy Funds during the past six months, plus a complete list of fund holdings. In addition, the Notice to Shareholders section contains important shareholder information.

     In closing, we encourage you to maintain a diversified portfolio and to stay the course amid volatile markets. Investors may be able to better weather volatility through balanced portfolios coupled with a disciplined investment approach.

     Thank you for your confidence in First American Funds.

     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow


     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chair                                Chief Investment Officer and President
     First American Strategy Funds, Inc.  First American Asset Management


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     1)

STATEMENTS OF NET ASSETS  March 31, 2000 (unaudited)

AGGRESSIVE GROWTH FUND

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 84.4%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               362,685         $3,921
   Equity Index Fund                                    333,960          9,661
   International Fund                                   454,789         11,147
   Large Cap Growth Fund                                542,848         12,323
   Large Cap Value Fund                                 866,762         18,254
   Mid Cap Growth Fund                                  387,729          7,359
   Mid Cap Value Fund                                   579,074          7,731
   Small Cap Growth Fund                                 85,129          2,389
   Small Cap Value Fund                                 167,877          2,762
                                                                   -------------
TOTAL EQUITY FUNDS
   (Cost $64,388)                                                       75,547
                                                                   -------------
FIXED INCOME FUNDS -- 14.6%
First American Investment Funds, Inc.
   Fixed Income Fund                                    984,807         10,380
   Strategic Income Fund                                296,372          2,667
                                                                   -------------
TOTAL FIXED INCOME FUNDS
   (Cost $13,696)                                                       13,047
                                                                   -------------
MONEY MARKET FUND -- 1.7%
First American Funds, Inc.
   Prime Obligations Fund                             1,534,367          1,534
                                                                   -------------
TOTAL MONEY MARKET FUND
   (Cost $1,534)                                                         1,534
                                                                   -------------
TOTAL INVESTMENTS -- 100.7%
   (Cost $79,618)                                                       90,128
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7)%                               (630)
                                                                   -------------
NET ASSETS:
Portfolio Capital -- ($.01 par value--
 20 billion authorized) based on
 6,155,317 outstanding shares                                          $74,366
Distributions in excess of net
 investment income                                                          (5)
Accumulated net realized gain on
 investments                                                             4,627
Net unrealized appreciation of
 investments                                                            10,510
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                             $89,498
                                                                   -------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                       $ 14.54
                                                                   -------------

*Non-income producing.

GROWTH FUND

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 69.6%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               129,707        $ 1,402
   Equity Index Fund                                    360,180         10,420
   International Fund                                   305,643          7,492
   Large Cap Growth Fund                                591,454         13,426
   Large Cap Value Fund                                 931,987         19,628
   Mid Cap Growth Fund                                  363,209          6,894
   Mid Cap Value Fund                                   540,095          7,210
   Small Cap Growth Fund                                 64,383          1,807
   Small Cap Value Fund                                 126,495          2,081
                                                                   -------------
TOTAL EQUITY FUNDS
   (Cost $60,785)                                                       70,360
                                                                   -------------

FIXED INCOME FUNDS -- 29.7%
First American Investment Funds, Inc.
   Fixed Income Fund                                  2,277,694         24,007
   Strategic Income Fund                                671,605          6,044
                                                                   -------------
TOTAL FIXED INCOME FUNDS
   (Cost $31,605)                                                       30,051
                                                                   -------------
MONEY MARKET FUND -- 1.3%
First American Funds, Inc.
   Prime Obligations Fund                             1,335,089          1,335
                                                                   -------------
TOTAL MONEY MARKET FUND
   (Cost $1,335)                                                         1,335
                                                                   -------------
TOTAL INVESTMENTS -- 100.6%
   (Cost $93,725)                                                      101,746
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.6)%                               (693)
                                                                   -------------
NET ASSETS:
Portfolio Capital -- ($.01 par value--
 20 billion authorized) based on
 7,479,256 outstanding shares                                          $86,056
Distributions in excess of net
 investment income                                                          (6)
Accumulated net realized gain on
 investments                                                             6,982
Net unrealized appreciation of
 investments                                                             8,021
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                            $101,053
                                                                   -------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                      $  13.51
                                                                   -------------

*Non-income producing.



The accompanying notes are an integral part of the financial statements.


(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

GROWTH & INCOME FUND

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 54.4%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               185,799        $ 2,009
   Equity Index Fund                                    817,939         23,663
   International Fund                                   349,992          8,578
   Large Cap Growth Fund                              1,052,204         23,885
   Large Cap Value Fund                               1,626,623         34,257
   Mid Cap Growth Fund                                  460,444          8,739
   Mid Cap Value Fund                                   661,272          8,828
   Small Cap Growth Fund                                117,814          3,307
   Small Cap Value Fund                                 205,008          3,372
                                                                   -------------
TOTAL EQUITY FUNDS
   (Cost $101,759)                                                     116,638
                                                                   -------------
FIXED INCOME FUNDS -- 44.6%
First American Investment Funds, Inc.
   Fixed Income Fund                                  7,215,722         76,054
   Strategic Income Fund                              2,161,547         19,454
                                                                   -------------
TOTAL FIXED INCOME FUNDS
   (Cost $100,583)                                                      95,508
                                                                   -------------
MONEY MARKET FUND -- 0.9%
First American Funds, Inc.
   Prime Obligations Fund                             1,893,466          1,893
                                                                   -------------
TOTAL MONEY MARKET FUND
   (Cost $1,893)                                                         1,893
                                                                   -------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $204,235)                                                     214,039
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                  262
                                                                   -------------
NET ASSETS:
Portfolio Capital -- ($.01 par value--
 20 billion authorized) based on
 17,557,308 outstanding shares                                        $195,145
Distributions in excess of net
 investment income                                                          (9)
Accumulated net realized gain on
 investments                                                             9,361
Net unrealized appreciation of
 investments                                                             9,804
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                            $214,301
                                                                   -------------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                           $  12.21
                                                                   -------------

*Non-income producing.

INCOME FUND

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 29.8%
First American Investment Funds, Inc.
   Equity Income Fund                                   741,710        $11,289
   Equity Index Fund                                    471,215         13,632
   Real Estate Securities Fund                          262,195          2,813
                                                                   -------------
TOTAL EQUITY FUNDS
   (Cost $26,846)                                                       27,734
                                                                   -------------
FIXED INCOME FUNDS -- 69.3%
First American Investment Funds, Inc.
   Fixed Income Fund                                  4,879,160         51,426
   Strategic Income Fund                              1,451,484         13,064
                                                                   -------------
TOTAL FIXED INCOME FUNDS
   (Cost $66,956)                                                       64,490
                                                                   -------------
MONEY MARKET FUND -- 0.2%
First American Funds, Inc.
   Prime Obligations Fund                               161,370            161
                                                                   -------------
TOTAL MONEY MARKET FUND
   (Cost $161)                                                             161
                                                                   -------------
TOTAL INVESTMENTS -- 99.3%
   (Cost $93,963)                                                       92,385
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%                                  691
                                                                   -------------
NET ASSETS:
Portfolio Capital -- ($.01 par value--
 20 billion authorized) based on
 9,027,158 outstanding shares                                          $97,444
Distributions in excess of net
 investment income                                                          (5)
Accumulated net realized loss on
 investments                                                            (2,785)
Net unrealized depreciation of
 investments                                                            (1,578)
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                             $93,076
                                                                   -------------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                            $ 10.31
                                                                   -------------



The accompanying notes are an integral part of the financial statements.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     3)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited), in thousands

                                             AGGRESSIVE                        GROWTH &
                                            GROWTH FUND     GROWTH FUND     INCOME FUND     INCOME FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from
 underlying funds                               $   520         $ 1,076         $ 3,419        $  2,252
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                             520           1,076           3,419           2,252
========================================================================================================
EXPENSES:
Investment advisory fees                             98             118             267             105
Less: Waiver of investment advisory fees            (98)           (118)           (267)           (105)
Less: Reimbursement of expenses by adviser         (117)           (137)           (254)           (131)
Shareholder servicing fee                            98             118             267             105
Administrator fees                                   42              51             116              45
Transfer agent fees                                  37              42              46              47
Custodian fees                                       12              14              32              13
Directors' fees                                       1               1               2               1
Registration fees                                    19              22              45              19
Professional fees                                    17              21              47              18
Printing                                              6               7              16               6
Amortization of organizational costs                  2               2               2               2
Other                                                 1               1               2               1
--------------------------------------------------------------------------------------------------------

TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                 118             142             321             126
========================================================================================================

Investment income - net                             402             934           3,098           2,126
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:

Capital gain distributions received
 from underlying funds                            5,217           6,068          11,556           1,219

Net realized gain (loss) on investments           2,789           3,188           4,545          (3,528)

Net change in unrealized appreciation/
 depreciation of investments                     10,640           8,001          10,837           2,946
--------------------------------------------------------------------------------------------------------

NET GAIN ON INVESTMENTS                          18,646          17,257          26,938             637
========================================================================================================

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                      $19,048         $18,191         $30,036        $  2,763
========================================================================================================


The accompanying notes are an integral part of the financial statements.


(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                 (This page has been left blank intentionally.)


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     5)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                              AGGRESSIVE GROWTH FUND                GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                10/1/99      10/1/98       10/1/99      10/1/98
                                                                                     to           to            to           to
                                                                                3/31/00      9/30/99       3/31/00      9/30/99
--------------------------------------------------------------------------------------------------------------------------------
                                                                             (unaudited)                (unaudited)
OPERATIONS:
Investment income - net                                                       $     402    $     821     $     934    $   1,711
Capital gain distributions received from underlying funds                         5,217        5,874         6,068        5,504
Net realized gain (loss) on investments                                           2,789       (1,748)        3,188       (1,330)
Net change in unrealized appreciation/depreciation of investments                10,640        7,465         8,001        5,640
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             19,048       12,412        18,191       11,525
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net                                                            (407)        (834)         (939)      (1,722)
Net realized gain on investments and capital gain distributions received
 from underlying funds                                                           (5,650)      (4,389)       (4,765)      (4,142)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                              (6,057)      (5,223)       (5,704)      (5,864)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Proceeds from sales                                                              23,158       30,697        16,063       52,026
Reinvestment of distributions                                                     6,042        5,204         5,684        5,495
Payments for redemptions                                                        (19,706)     (38,712)      (21,394)     (40,625)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                 9,494       (2,811)          353       16,896
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          22,485        4,378        12,840       22,557
NET ASSETS AT BEGINNING OF PERIOD                                                67,013       62,635        88,213       65,656
================================================================================================================================
NET ASSETS AT END OF PERIOD(2)                                                $  89,498    $  67,013     $ 101,053    $  88,213
================================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                                   1,723        2,567         1,272        4,481
  Shares issued in lieu of cash distributions                                       478          455           464          485
  Shares redeemed                                                                (1,469)      (3,239)       (1,702)      (3,462)
--------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CAPITAL SHARES                                         732         (217)           34        1,504
================================================================================================================================


The accompanying notes are an integral part of the financial statements.


(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

      GROWTH & INCOME FUND                  INCOME FUND
--------------------------------------------------------
    10/1/99        10/1/98        10/1/99       10/1/98
         to             to             to            to
    3/31/00        9/30/99        3/31/00       9/30/99
--------------------------------------------------------
 (unaudited)                   (unaudited)

  $   3,098     $    5,845      $   2,126     $   5,196
     11,556         14,153          1,219         2,214
      4,545         (3,117)        (3,528)         (185)
     10,837          8,888          2,946        (5,311)
--------------------------------------------------------
     30,036         25,769          2,763         1,914
--------------------------------------------------------
                                                             (2)Includes (distributions in
     (3,107)        (5,891)        (2,180)       (5,194)        excess of net investment income)
                                                                undistributed net investment
    (14,068)       (11,500)        (1,647)       (3,732)        income (000) of $(5) and $0 for
--------------------------------------------------------        Aggressive Growth Fund, $(6) and
    (17,175)       (17,391)        (3,827)       (8,926)        $(1) for Growth Fund, $(9) and
========================================================        $0 for Growth & Income Fund, and
                                                                $(5) and $49 for Income Fund at
     22,235         89,303         37,072        46,294         March 31, 2000, and September
     17,033         15,268          3,678         8,507         30, 1999, respectively.
    (47,057)      (111,627)       (29,912)      (81,266)
--------------------------------------------------------
     (7,789)        (7,056)        10,838       (26,465)
--------------------------------------------------------
      5,072          1,322          9,774       (33,477)
    209,229        207,907         83,302       116,779
========================================================
  $ 214,301     $  209,229      $  93,076     $  83,302
========================================================

      1,899          7,800          3,638         4,206
      1,485          1,362            356           781
     (4,004)        (9,742)        (2,914)       (7,435)
--------------------------------------------------------
       (620)          (580)         1,080        (2,448)
========================================================


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     7)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                             NET ASSET                  REALIZED AND      DIVIDENDS
                                 VALUE          NET       UNREALIZED       FROM NET   DISTRIBUTIONS
                             BEGINNING   INVESTMENT   GAINS (LOSSES)     INVESTMENT    FROM CAPITAL
                             OF PERIOD       INCOME   ON INVESTMENTS         INCOME           GAINS
----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
 2000* (unaudited)           $  12.36      $  0.07          $  3.23       $ (0.07)        $ (1.05)
 1999                           11.11         0.14             2.05         (0.14)          (0.80)
 1998                           12.58         0.20            (1.42)        (0.20)          (0.05)
 1997(1)                        10.00         0.11             2.58         (0.11)             --
GROWTH FUND
 2000* (unaudited)           $  11.85      $  0.12          $  2.31       $ (0.13)        $ (0.64)
 1999                           11.05         0.25             1.49         (0.25)          (0.69)
 1998                           12.12         0.28            (0.98)        (0.28)          (0.09)
 1997(1)                        10.00         0.18             2.12         (0.18)             --
GROWTH & INCOME FUND
 2000* (unaudited)           $  11.51      $  0.17          $  1.49       $ (0.17)        $ (0.79)
 1999                           11.08         0.32             1.05         (0.32)          (0.62)
 1998                           11.76         0.35            (0.59)        (0.35)          (0.09)
 1997(1)                        10.00         0.26             1.76         (0.26)             --
INCOME FUND
 2000* (unaudited)           $  10.48      $  0.26          $  0.06       $ (0.26)        $ (0.23)
 1999                           11.23         0.53            (0.40)        (0.53)          (0.35)
 1998                           10.82         0.50             0.43         (0.50)          (0.02)
 1997(1)                        10.00         0.41             0.82         (0.41)             --
---------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized. *For the six months ended March 31. All ratios have been annualized.
(1) Commenced operations on October 1, 1996.
(2) Expense ratios do not include expenses of the underlying Funds.
(3) Annualized


The accompanying notes are an integral part of the financial statements.


(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                       RATIO OF          RATIO OF NET
                                                                                    EXPENSES TO            INVESTMENT
                                                RATIO OF     RATIO OF NET               AVERAGE         INCOME (LOSS)
 NET ASSET                                   EXPENSES TO       INVESTMENT            NET ASSETS        TO AVERAGE NET
     VALUE                    NET ASSETS         AVERAGE        INCOME TO            (EXCLUDING     ASSETS (EXCLUDING
    END OF         TOTAL          END OF             NET          AVERAGE           WAIVERS AND             WAIVERS &   PORTFOLIO
    PERIOD        RETURN    PERIOD (000)       ASSETS(2)       NET ASSETS    REIMBURSEMENTS)(2)    REIMBURSEMENTS)(2)    TURNOVER
----------------------------------------------------------------------------------------------------------------------------------


 $  14.54        28.15%+       $ 89,498          0.30%            1.03%                 0.85%                0.48%            32%
    12.36        20.54           67,013          0.28             1.20                  0.86                 0.62             39
    11.11        (9.85)          62,635          0.25             1.66                  0.87                 1.04            152
    12.58        27.06+          13,725          0.60(3)          0.76(3)               2.85(3)             (1.49)(3)          7

 $  13.51        21.22%+       $101,053          0.30%            1.98%                 0.84%                1.44%            33%
    11.85        16.31           88,213          0.28             2.05                  0.85                 1.48             34
    11.05        (5.95)          65,656          0.25             2.33                  0.89                 1.69            143
    12.12        23.23+          15,676          0.60(3)          1.61(3)               2.62(3)             (0.41)(3)          6

 $  12.21        15.09%+       $214,301          0.30%            2.90%                 0.79%                2.41%            33%
    11.51        12.81          209,229          0.28             2.83                  0.79                 2.32             41
    11.08        (2.18)         207,907          0.25             3.05                  0.82                 2.48            158
    11.76        20.47+          27,565          0.60(3)          2.59(3)               2.10(3)              1.09(3)          37

 $  10.31         3.07%+       $ 93,076          0.30%            5.07%                 0.86%                4.51%            42%
    10.48         1.13           83,302          0.28             4.83                  0.83                 4.28             21
    11.23         8.72          116,779          0.25             4.63                  0.84                 4.04            106
    10.82        12.51+          36,119          0.60(3)          4.39(3)               2.00(3)              2.99(3)          29
----------------------------------------------------------------------------------------------------------------------------------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     9)

NOTES TO FINANCIAL STATEMENTS  March 31, 2000 (unaudited)

1 >  ORGANIZATION

     The Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "Fund of Funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.


2 >  SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 pm central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying Funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based on average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Advisor waived its entire fee, and reimbursed the Funds for additional expenses, during the six months ended March 31, 2000. Such waivers and reimbursements are voluntary and may be discontinued at any time.

     ADMINISTRATIVE FEES - SEI Investments Management Corporation ("SIMC") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000, U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FASF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FASF Fund is reduced to 0.105% of their relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMC and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMC compensates U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999, were approximately 0.03% of average daily net assets. Under this arrangement, SIMC paid U.S. Bank $2,646,000 in aggregate for this three month period. Effective January 1, 2000, SIMC was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMC monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FASF. In addition, SIMC also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMC $2,820,000 in aggregate from January 1, 2000 through March 31, 2000 for the First American Family of Funds. For the Funds included in this semi-annual report the amounts paid to U.S. Bank and SIMC for their respective periods were as follows (000):

                                                               U.S. BANK    SIMC
     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                       $ 6        $ 9
     Growth Fund                                                    8         11
     Growth & Income Fund                                          18         23
     Income Fund                                                    6         10
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets which is computed daily and paid monthly.

     SHAREHOLDER SERVICE FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of the shares of each Fund, which is computed daily and paid monthly. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the six months ended March 31, 2000 (000):

                                                 U.S. BANCORP
                                 U.S. BANK      PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------

     Aggressive Growth Fund         $21             $ 5                $17
     Growth Fund                     32               9                 25
     Growth & Income Fund            47              11                 44
     Income Fund                     59               9                 21
     ---------------------------------------------------------------------------

     REDEMPTION FEES - Each Fund imposes a redemption fee of 1% on redemptions made within 12 months of purchase. The fee, which is intended to discourage short-term trading, is paid to the Fund. For the six months ended March 31, 2000, redemption fees paid to the Funds were as follows (000):

     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                                  $ 3
     Growth Fund                                                               2
     Growth & Income Fund                                                      7
     Income Fund                                                              18
     ---------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     11)

NOTES TO FINANCIAL STATEMENTS  March 31, 2000 (unaudited)

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999 DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000 U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent U.S. Bank was paid $4,252,000 in aggregate for the six month period ended March 31, 2000. For the six month period ended March 31, 2000 fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                                  $18
     Growth Fund                                                              21
     Growth & Income Fund                                                     21
     Income Fund                                                              18
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the six months ended March 31, 2000, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.


4 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                         PURCHASES         SALES
     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                $33,844       $24,661
     Growth Fund                                            32,571        30,319
     Growth & Income Fund                                   69,493        68,101
     Income Fund                                            45,860        35,647
     ---------------------------------------------------------------------------

     At March 31, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, is as follows (000):

                             AGGREGATE GROSS    AGGREGATE GROSS
     FUND                       APPRECIATION       DEPRECIATION             NET
     ---------------------------------------------------------------------------
     Aggressive Growth Fund          $12,943           $(2,433)         $10,510
     Growth Fund                      11,195            (3,174)           8,021
     Growth & Income Fund             17,248            (7,444)           9,804
     Income Fund                       1,467            (3,045)          (1,578)
     ---------------------------------------------------------------------------


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

NOTICE TO SHAREHOLDERS



     INVESTMENT STRATEGIES

     Mid Cap Growth and Small Cap Growth funds recently updated their prospectuses to clarify that the funds frequently invested in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains that will be taxable to shareholders as ordinary income.

     Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

     STRATEGY FUNDS - FEE WAIVER CHANGE

     Effective May 1, 2000, the advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each Strategy fund do not exceed 0.40%. The previous fee waiver did not exceed 0.30%.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     13)

TRIBUTE TO DAVID T. BENNETT



     As friends and colleagues, the Board of Directors of First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of First American Funds. His services were cut short by his recent and untimely death following a 13-year battle with cancer.

     David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

     His association with the funds began in 1987, when he joined the Board of Directors of Piper Funds. First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served. The Directors with whom he served value greatly their time spent together.

     We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

BOARD OF DIRECTORS  FIRST AMERICAN STRATEGY FUNDS, INC.



       MR. ROBERT DAYTON
       Director of First American Strategy Funds, Inc.
       Chief Executive Officer of Okabena Company


       MR. ROGER GIBSON
       Director of First American Strategy Funds, Inc.
       Vice President of North America-Mountain Region for United Airlines


       MR. ANDREW HUNTER III
       Director of First American Strategy Funds, Inc.
       Chairman of Hunter Keith Industries


       MR. LEONARD KEDROWSKI
       Director of First American Strategy Funds, Inc.
       Owner and President of Executive Management Consulting, Inc.


       MR. JOHN MURPHY JR.
       Director of First American Strategy Funds, Inc.
       Executive Vice President, U.S. Bancorp


       MR. ROBERT SPIES
       Director of First American Strategy Funds, Inc.
       Retired Vice President, U.S. Bank National Association


       MR. JOSEPH STRAUSS
       Director of First American Strategy Funds, Inc.
       Former Chairman of First American Investment Funds, Inc.
       Owner and President of Strauss Management Company


       MS. VIRGINIA STRINGER
       Chairperson of First American Strategy Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

       Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


       INVESTMENT ADVISOR AND ADMINISTRATOR
           FIRST AMERICAN ASSET MANAGEMENT,
           A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
           601 Second Avenue South
           Minneapolis, Minnesota 55402

       CUSTODIAN
           U.S. BANK NATIONAL ASSOCIATION
           180 East Fifth Street
           St. Paul, Minnesota 55101

       DISTRIBUTOR
           SEI INVESTMENTS DISTRIBUTION CO.
           1 Freedom Valley Drive
           Oaks, Pennsylvania 19456

       INDEPENDENT AUDITORS
           ERNST & YOUNG LLP
           1400 Pillsbury Center
           200 South Sixth Street
           Minneapolis, Minnesota 55402

       COUNSEL
           DORSEY & WHITNEY LLP
           220 South Sixth Street
           Minneapolis, Minnesota 55402





--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.


3013-00 5/2000